Long - Term Loans From Others (Details 1) (Loans from Others [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans from Others [Member]
Schedule of aggregate maturities of long-term loans
2013	$ 333
2014	176
2015	105
2016	86
2017 and thereafter	138
Long-term debt, total	$ 838	$ 2,569